UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5976

     Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:            (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q
ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited)			September 30, 2004

	Face
State#	Amount	Municipal Bonds	Rating‡	Value

Alabama — 10.3%	$ 10,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039Ø	Aaa	$ 11,072,900
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2	5,076,400
Alaska — 1.8%	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa	2,871,030
California — 14.9%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities Rev.
		(Anheuser-Busch Project), 5.75% due 12/1/2030*	A1	9,428,368
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3	4,128,700
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa	4,074,240
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa	5,805,792
Colorado — 3.7%	5,590,000	Regional Transportation District (Sales Tax
		Rev.), 5% due 11/1/2024	Aaa	5,817,513
Georgia — 4.1%	6,220,000	Georgia Housing and Finance Authority Rev.
		(Single Family Mortgage), 6.10% due 6/1/2031*	Aa2	6,482,235
Illinois — 5.1%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa	8,052,450
Louisiana — 4.9%	6,460,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	AAA‡‡	7,734,300
Massachusetts — 5.7%	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026Ø	Aaa	4,253,000
	4,000,000	Massachusetts Development Finance Agency
		Rev. (WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa	4,679,520
Michigan — 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital),
		5.50% due 5/15/2028	Aaa	2,123,240
Minnesota — 1.7%	2,500,000	Minnesota Agricultural and Economic Development
		Board Rev. (The Evangelical Lutheran Good
		Samaritan Society Project), 6.625% due
		8/1/2025	A3	2,733,250
Missouri — 2.6%	1,550,000	Metropolitan St. Louis Sewer District Wastewater
		System Rev., 5% due 5/1/2024	Aaa	1,622,044
	2,490,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	AAA‡‡	2,542,763
New Jersey — 5.3%	8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa	8,275,760
New York — 13.2%	10,000,000	New York State Energy Research & Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project), 6.10% due
		8/15/2020	Aaa	10,512,400
	10,000,000	New York State Thruway Authority General
		Rev., 6% due 1/1/2025Ø	Aaa	10,310,400
New York and	6,500,000	Port Authority of New York and New Jersey
New Jersey — 4.5%		(JFK International Air Terminal LLC Project
		Rev.), 5.75% due 12/1/2022*	Aaa	7,090,330
Ohio — 2.0%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021Ø	Aaa	3,093,684
	105,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021	Aaa	111,648
Pennsylvania — 10.6%	3,000,000	Delaware County Industrial Development
		Authority Water Facilities Rev. (Philadelphia
		Suburban Water), 5.35% due 10/1/2031*	Aaa	3,096,510
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029	Aaa	3,157,980
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa	10,460,000
South Carolina — 3.3%	5,000,000	South Carolina Ports Authority Rev., 5.30% due
		7/1/2026*	Aaa	5,134,700
Tennessee — 5.2%	8,000,000	Humphreys County Industrial Development
		Board Solid Waste Disposal Rev. (E.I. duPont
		de Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3	8,187,040
Texas — 16.5%	5,000,000	Dallas–Fort Worth International Airports Rev., 5.75%
		due 11/1/2030*	Aaa	5,375,050
	3,000,000	Houston Airport System Rev., 5.625% due 7/1/2030*	Aaa	3,192,840
	4,000,000	Houston Higher Education Finance Corporation
		Rev. (Rice University Project), 5.375% due
		11/15/2029	Aaa	4,218,920
	5,000,000	Lower Neches Valley Authority Industrial
		Development Corp. Sewer Facilities Rev. (Mobil
		Oil Refining Corp. Project), 6.40% due 3/1/2030*	Aaa	5,136,600
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa	8,048,325
Washington — 13.5%	4,795,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa	5,314,874
	5,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		6.35% due 7/1/2028*	Aaa	5,553,800
	10,000,000	King County Sewer GOs, 6.125% due 1/1/2033Ø	Aaa	10,313,300

Total Municipal Bonds — 130.2%				205,081,906

Variable Rate Demand Notes**

Florida — 0.9%	1,400,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1	1,400,000
Illinois — 1.0%	1,500,000	Illinois Health Facility Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1	1,500,000
Missouri — 1.7%	2,630,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health
		System) due 6/1/2022	VMIG 1	2,630,000
New York — 6.0%	1,000,000	New York City GOs due 8/1/2010	VMIG 1	1,000,000
	1,300,000	New York City GOs due 8/1/2015	VMIG 1	1,300,000
	4,900,000	New York City GOs due 8/1/2017	VMIG 1	4,900,000
	1,000,000	New York City GOs due 8/1/2018	VMIG 1	1,000,000
	1,300,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,300,000
New York and	1,100,000	Port Authority of New York & New Jersey Special
New Jersey— 0.7%		Obligation Rev. due 5/1/2019	VMIG 1	1,100,000
Pennsylvania — 0.4%	600,000	Philadelphia Authority for Industrial Development
		Revenue Bonds (Regional Performing Arts
		Center Project) due 6/1/2025	VMIG 1	600,000
Puerto Rico — 0.8%	1,300,000	Puerto Rico Commonwealth Government
		Development Bank due 12/1/2015	VMIG 1	1,300,000
Texas — 0.2%	400,000	North Central, TX Health Facilities Development
		Corporation Rev. Series 1985C (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1	400,000
Virginia — 0.4%	600,000	Loudoun County Industrial Development Authority
		Rev. (Howard Hughes Medical Institute)
		due 2/15/2038	VMIG 1	600,000
Wyoming — 3.3%	100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2014*	P-1	100,000
	5,100,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2017*	P-1	5,100,000

Variable Rate Demand Notes — 15.4%				24,230,000

Total Investments — 145.6%				229,311,906
Shares Subject to Mandatory Redemption — (47.6)%				(75,000,000)
Other Assets Less Liabilities — 2.0%				3,187,577

Net Assets — 100.0%				$157,499,483

#	The percentage shown for each state represents the total value of bonds held of issuers in that state, measured as a percent of net assets.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
**
Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2004, the interest rates paid on these notes ranged from 1.59% to 1.80%.

†	Escrowed-to-maturity security.
††
The cost of investments for federal income tax purposes was $217,219,858. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $12,092,048 and $0, respectively. Net unrealized appreciation was $12,092,048.

ø	Pre-refunded security.
‡	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡‡).
Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60days or less are generally valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.
a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN SELECT MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.